Summary of Outstanding Warrants Exercise Price (Details)	Dec. 31, 2021 USD ($) $ / shares
Class of Warrant or Right [Line Items]
Exercise Price Per Share	$ 6.90
Outstanding share | $	$ 6,578,360
Life (Years)	2 years 21 days
Weighted Average Exercise Price	$ 4.97
Exercisable share | $	$ 6,378,360
Exercisable Weighted Average Exercise Price	$ 5.00
Warrant Exercise Price One [Member]
Class of Warrant or Right [Line Items]
Exercise Price Per Share	$ 2.00
Outstanding share | $	$ 200,000
Life (Years)	2 years 6 months
Weighted Average Exercise Price	$ 3.00
Exercisable share | $	$ 200,000
Exercisable Weighted Average Exercise Price	$ 2.00
Warrant Exercise Price Two [Member]
Class of Warrant or Right [Line Items]
Exercise Price Per Share	$ 3.00
Outstanding share | $	$ 2,587,125
Life (Years)	1 year
Weighted Average Exercise Price	$ 3.00
Exercisable share | $	$ 2,587,125
Exercisable Weighted Average Exercise Price	$ 3.00
Warrant Exercise Price Three [Member]
Class of Warrant or Right [Line Items]
Exercise Price Per Share	$ 4.00
Outstanding share | $	$ 200,000
Life (Years)	2 years 6 months
Weighted Average Exercise Price	$ 4.00
Exercisable share | $
Exercisable Weighted Average Exercise Price	$ 4.00
Warrant Exercise Price Four [Member]
Class of Warrant or Right [Line Items]
Exercise Price Per Share	$ 6.61
Outstanding share | $	$ 3,591,235
Life (Years)	2 years 9 months 3 days
Weighted Average Exercise Price	$ 6.61
Exercisable share | $	$ 3,591,235
Exercisable Weighted Average Exercise Price	$ 6.61